Fees Summary	Oct. 06, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $60,000,000.
Narrative - Max Aggregate Offering Price	$ 60,000,000
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true